Share-based compensation - Summary of Units Granted Under Deferred Share and Other Plans (Detail) shares in Thousands	12 Months Ended
	Oct. 31, 2021 shares $ / shares	Oct. 31, 2020 shares $ / shares
Deferred share unit plans [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Units granted, number granted | shares	462	503
Units granted, weighted average fair value | $ / shares	$ 113.34	$ 98.91
Capital Markets compensation plan unit awards [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Units granted, number granted | shares	4,066	4,796
Units granted, weighted average fair value | $ / shares	$ 128.95	$ 92.06
Performance deferred share award plans [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Units granted, number granted | shares	2,486	2,409
Units granted, weighted average fair value | $ / shares	$ 106.10	$ 104.14
Deferred compensation plans [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Units granted, number granted | shares	87	92
Units granted, weighted average fair value | $ / shares	$ 104.21	$ 103.49
Other share-based plans [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Units granted, number granted | shares	767	759
Units granted, weighted average fair value | $ / shares	$ 109.24	$ 100.55
Deferred Share and Other Plans [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Units granted, number granted | shares	7,868	8,559
Units granted, weighted average fair value | $ / shares	$ 118.62	$ 96.74